John Deere Owner Trust 2020-B	EXHIBIT 99.2

Statement to Certificateholders

$160,000,000 Class A-1 0.25062% Asset Backed Notes due July 15, 2021
$262,500,000 Class A-2 0.41% Asset Backed Notes due March 15, 2023
$262,500,000 Class A-3 0.51% Asset Backed Notes due November 15, 2024
$75,870,000 Class A-4 0.72% Asset Backed Notes due June 15, 2027
$19,513,485 Overcollateralization

Payment Date:				15-Oct-20

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$18,581,271.63
		per $1,000 original principal amount:		$116.13

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$18,581,271.63

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$24,292.66
			per $1,000 original principal amount:	$0.15

		(ii)	Class A-2 Notes:	$89,687.50
			per $1,000 original principal amount:	$0.34

		(iii)	Class A-3 Notes:	$111,562.50
			per $1,000 original principal amount:	$0.43

		(iv)	Class A-4 Notes:	$45,522.00
			per $1,000 original principal amount:	$0.60

		(v)	Total:	$271,064.66

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$725,647,424.73

	(b)	Note Value at end of related Collection Period:		$718,118,519.95

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$19,513,485.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$97,735,035.44
		(ii)	A-1 Note Pool Factor:	0.6108440

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$262,500,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$262,500,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,870,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$621,323.26
		(i) per $1,000 original principal amount:	$0.78
	(b)	Amount of Servicing Fee earned:	$621,323.26
	(c)	Amount of Servicing Fee paid:	$621,323.26
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,728,690.02

(11)	(i)	Amount in Reserve Account:	$7,803,835.00
	(ii)	Specified Reserve Account Balance:	$7,803,835.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$1,610,527.42
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.22%

(13)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$484,587.34
		(ii) % of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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